TAXATION - Valuation allowance (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TAXATION
Beginning Balance	$ 49,232,313	¥ 321,240,842	¥ 342,164,400
Decrease in valuation allowance	(2,820,958)	(18,406,747)	(20,923,558)
Ending Balance	$ 46,411,355	¥ 302,834,095	¥ 321,240,842